Long - Term Debt - Repayment Schedule (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
2019	$ 64,088
2020	330,033
2021	48,176
2022	408,379
2023	38,500
Total	$ 889,176